Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) [Line Items]
Fair value amounts	S/ 69.1	S/ 51.3	S/ 62.6	$ 17.3	$ 14.1	$ 18.7
Carrying amount	22.4	24.6	26.9
Net carrying amount	1.4
Net books value (in Dollars) | $							$ 1.5
Fair value	74.0
Gross margin	2.1
other income and expenses, net	7.8
Other income and expenses net amount	9.6
Generates gain	9.1
Income in this item and a gain	2.6	12.7	6.1
Net book value	42.6	1.4	1.5
Depreciated assets amount	341.2	231.1	135.2
Amortization and interest	S/ 8.8	15.9	15.7
Leases	12 months
Leases amount	S/ 252.4	351.7	167.3
Leases of low value assets	44.4	5.1	7.0
Expenditure	85.8	S/ 48.7	S/ 0.6
Investment Properties [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) [Line Items]
Net carrying amount	42.6
Fair value	18.6
Other Income and Expenses, Net [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) [Line Items]
Generates gain	S/ 1.8